RESTRUCTURING - Summary of Restructuring Plan Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 4,697
Costs Incurred To Date (since inception)	20,255
General severance
Restructuring Cost and Reserve [Line Items]
Restructuring costs	2,350
Costs Incurred To Date (since inception)	9,694
Plant closing severance
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,539
Costs Incurred To Date (since inception)	3,279
Asset impairments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	125
Costs Incurred To Date (since inception)	5,969
Other restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs	683	$ 600
Costs Incurred To Date (since inception)	$ 1,313